SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Recently Adopted Accounting Pronouncements (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Jan. 01, 2022
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Right-of-use asset	$ 61,077
Total operating lease liabilities	$ 57,627
Accounting Standards Update 2016-02
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Right-of-use asset		$ 43,000
Total operating lease liabilities		$ 43,000